Financial Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in interest rate risk	1.00%
Decrease in income before taxation	$ 98
Foreign exchange risk management	10.00%
Percentage of value at risk statistical assessment	95.00%
Net losses on derivative contracts excluding realized commodity contracts, before tax	$ 2,004	$ 1,818	$ 1,321
Unrealized net gains (losses) related to assets and liabilities	612	(36)
Interest rate and currency derivatives | Derivative carrying amount
Disclosure of risk management strategy related to hedge accounting [line items]
Net carrying amount of derivative contracts net of accrued interest designated as fair value hedges	518	1,242
Commodity derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Net carrying amount of commodity derivative contracts designated as cash flow hedging instruments	101	120
Trade payables
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount of collateral held	718	535
Trade receivables
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount of financial assets pledged as collateral for liabilities or contingent liabilities	$ 1,948	3,094
Floating interest rate
Disclosure of risk management strategy related to hedge accounting [line items]
Decrease in income before taxation		$ 37